Finance Lease Receivables Narrative (Details) - CAD CAD in Millions		12 Months Ended
	Nov. 01, 2017	Dec. 31, 2017	Aug. 01, 2017
Disclosure of detailed information about business combination [line items]
Consideration received		CAD (10)
Solomon Power Station
Disclosure of detailed information about business combination [line items]
Total consideration transferred			CAD 335
Consideration received	CAD 325